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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Basil P. Regan
Address: c/o Regan Partners, L.P.
         6 East 43rd Street
         New York, NY 10017

Form 13F File Number: 28-6934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Basil P. Regan
Title:
Phone:   (212) 661-3442

Signature, Place, and Date of Signing:

    /s/ Basil P. Regan           New York, NY     August 13, 1999
    __________________           _______________  _______________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     1

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $299,061
                                            [thousands]

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-
         [Repeat as necessary.]



























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
                                                   Form 13F INFORMATION TABLE
   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5              COLUMN 6       COLUMN 7     COLUMN 8
   ---------       --------      --------   --------         --------              ---------      --------     --------
                                                                                                               VOTING AUTHORITY
                   TITLE         CUSIP      MARKET        SHRS OR   SH/  PUT/   INVESTMENT      OTHER       (a)    (b)    (c)
NAME OF ISSUER    OF CLASS       NUMBER     VALUE (X1000) PRN AMT   PRN  CALL   DISCRETION      MANAGERS    SOLE  SHARED  NONE
--------------    --------       ------     ------        -------   ---  ----   ----------      ------      ----  ------  ----
AmeriCredit        Common       03060R101    43,192        2,699,500             Sole
GenRad             Common       372447102    69,826        3,266,700             Sole
Hanover Direct     Common       410783104   111,612       38,821,550             Sole
Medaphis           Common       584028104    40,451        7,035,000             Sole
NewsEdge           Common       65249Q106    33,495        4,287,400             Sole
Exabyte            Common       300615101        97           25,000             Sole
Intergraph         Common       458683109       388           50,000             Sole
                                Total:      299,061


































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